Segmented Information	6 Months Ended
May 31, 2020
Segment Reporting [Abstract]
Segmented Information

The Company's operations comprise a single reportable segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for revenue, loss for the period, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in Canada. The Company’s license and commercialization agreement with Par accounts for substantially all of the revenue of the Company.

	Three months ended		Six months ended
	May 31,	May 31,	May 31,	May 31,
	2020	2019	2020	2019
	$	$	$	$
Revenue
United States	395,740	1,214,520	773,294	1,558,056

		May 31,	November 30,
		2020	2019
		$	$
Total assets
	Canada	3,563,250	3,796,713

Total property and equipment
	Canada	2,036,015	2,273,406